Other Long Term Liabilities (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Other Liabilities [Line Items]
Asset retirement obligations	7,088
Customer deposits	5,620	2,483
Provision for injury and damages	3,480
Deferred water rights inducement	25,816	30,348
Contingent consideration	1,031	1,080
Capital Leases: Obligation for equipment leases. Interest rates varying from 1.90% to 5.80%, monthly interest and principal payments with varying dates of maturity from March 2012 to December 2014	270	501
Other	4,907	5,073
Other Liabilities	25,241	12,064
Less: current portion	(4,352)	(1,037)
Other long-term liabilities (note 13)	20,889	11,027
Water Rights
Schedule of Other Liabilities [Line Items]
Deferred water rights inducement	2,845	2,927